EPOCH INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS September 30, 2009 (unaudited)
Number of Shares	Security Description	% of Net Assets	Market Value
	COMMON STOCKS:	99.18%
	AUSTRALIA:	0.65%
206,000	Sino Gold Mining Ltd.		1,224,743
	AUSTRIA:	2.07%
15,500	Andritz Ag		772,604
11,700	Intercell AG		496,260
46,100	Vienna Insurance Group		2,629,608
			3,898,472
	BRAZIL:	7.74%
287,450	All America Latina Logis		2,210,905
178,500	Banco ABC Brasil SA		1,055,321
48,700	Brasil Broker Participacoes		573,102
149,320	CIA Brasileira De Meios		1,478,066
97,450	Diagnosticos DA America SA		2,514,166
322,200	Localiza Rent A Car		3,212,929
88,000	MRV Engenharia		1,684,685
33,620	Redecard SA		515,847
115,050	Rossi Residencial SA		923,121
56,300	Santos Brsl Participacoes		443,489
			14,611,631
	CANADA:	2.67%
75,800	Hanfeng Evergreen Inc.		428,456
59,700	Migao Corp.		378,102
345,500	Sherritt International Corp.		2,468,548
111,550	Sino-Forest Corp.		1,759,454
			5,034,560
	CHINA:	1.47%
1,143,500	Asia Cememnt China Holding		722,940
412,000	Shandong Weigao Group		1,360,841
21,800	Suntech Power Holdings ADR		331,360
28,350	Yingli Green Energy Holdings ADR		353,241
			2,768,382
	DENMARK:	0.65%
17,000	Carlsberg A/S		1,230,698
	FRANCE:	7.93%
43,800	Cap Gemini SA		2,293,095
14,875	EDF Energies Nouvelles SA		819,555
56,750	Ipsos		1,760,069
42,750	Publicis Groupe SA		1,713,842
270,950	Rhodia Reg Pt		4,115,487
58,000	Technip SA		3,702,864
29,200	Ubisoft Entertainment SA		552,640
			14,957,552
	GERMANY:	7.18%
9,838	Axel Springer AG		1,031,695
14,050	Centrotherm Photovoltaics		674,025
27,250	GFK SE		942,989
26,205	Hamburger Hafen und Logistik		1,180,102
227,800	Kontron AG		2,792,050
61,250	Morphosys AG		1,531,891
160,900	Premiere AG		854,256
5,050	Puma AG		1,676,134
15,350	Software AG Darmstadt		1,302,153
131,400	Wirecard AG		1,564,391
			13,549,686
	GREAT BRITAIN:	17.41%
4,783	Ackermans & Van Haaren		348,102
81,850	Aggreko PLC		919,454
22,250	Cairn Energy PLC		992,296
119,780	Catlin Group Ltd		673,535
287,450	Charter International		3,155,445
278,200	Cookson Group ORD		1,830,117
217,350	Dominos Pizza		1,015,586
338,200	Game Group PLC		864,277
44,653	Homeserve PLC		1,137,543
776,000	Intermediate Cap GRP PLC		3,711,606
94,500	Intertek Group PLC		1,918,968
281,400	Invensys PLC		1,310,812
282,600	Kingfisher ORD		962,769
116,800	Lancashire Holdings Ltd.		955,076
42,800	London Stock Exchange		586,262
384,350	Meggitt Holdings		1,433,651
74,950	Next Group		2,149,235
143,930	SSL International PLC		1,474,027
80,102	Telnet Group Holding		2,113,515
152,348	Tullow Oil PLC		2,749,920
261,160	Wellstream Holdings PLC		2,549,240
			32,851,436
	GREECE:	3.26%
110,250	Hellenic Exchanges SA Holdings		1,399,664
202,418	Intralot SA		1,394,426
53,666	National Bank of Greece		1,923,051
77,900	Piraeus Bank SA		1,443,576
			6,160,717
	HONG KONG:	2.86%
1,006,000	China Bluechemical Ltd.		543,854
3,152,426	Dalian Port DA PDA Co. Ltd.		1,297,496
527,531	Ind & Comm Bank of China		1,193,845
1,118,750	Peace Mark Holdings Ltd.		1,443
1,566,000	Vitasoy Int'l Holdings		943,580
816,000	Zhuzhou CSR Times		1,425,539
			5,405,757
	IRELAND:	0.37%
85,200	Irish Life & Permanent		700,328

	ITALY:	10.53%
90,700	Ansaldo STS SPA		1,855,883
448,450	Astaldi SPA		3,905,902
362,200	Azimut Holding SPA		4,574,423
572,300	Compagnia Assicura Unipol		868,017
161,650	Danieli & Co RNC		2,164,510
67,963	Davide Campari Milano SPA		609,338
128,164	Exor		2,371,276
550,000	Maire Technimont SPA		2,670,707
12,469	Tods SPA		851,675
			19,871,731
	JAPAN:	16.37%
103,160	Air Water Inc.		1,191,416
14,800	Axell Corp.		624,863
65,000	Daibiru Corp.		567,017
23,595	Daiseki Co. Ltd.		466,471
59,200	House Foods Corp.		993,830
46,000	Japan Digital Labs Co.		650,464
113	Japan Retail Fund Investment		614,665
72,750	JGC Corp.		1,491,891
1,841	Jupiter Telecommunication		1,784,863
93,440	Kansai Paint Co.		730,571
239,000	Keiyo Bank		1,225,299
152,000	Kubota Ltd.		1,268,223
10,900	Lawson Inc.		507,685
21,500	Lintec		410,644
50,900	McDonalds Holdings Co.		1,020,502
46,000	Ministop Co. Ltd.		729,588
106,000	Nabtesco Corp. Tokyo		1,268,022
500	Net One Systems Co. Ltd.		753,937
100,450	NIFCO Inc.		2,009,449
9,100	Okinawa Electric Power		544,801
17,550	Orix Corp.		1,074,210
261	Osaka Securities Exchange		1,189,411
13,300	Pigeon Corporation		530,336
630	Seven Bank Ltd.		1,562,158
96,800	Shinko Plantech Co. Ltd.		950,376
83,055	Suruga Bank Ltd.		787,599
42,353	Sysmex Corporation		1,835,470
54,900	TKC Corporation		1,201,876
110,000	Toshiba Plant System Service Co.		1,469,452
28,200	Unicharm Petcare Corp.		1,052,027
50,400	Zuken Inc.		392,932
			30,900,048
	NETHERLANDS:	1.58%
11,050	Core Laboratories NV		1,139,145
86,621	SBM Offshore NV		1,840,833
			2,979,978
	NORWAY:	1.89%
121,100	Acergy SA		1,523,699
152,700	Subsea & Inc.		2,046,740
			3,570,439
	PHILIPPINES:	0.66%
24,250	Philippine Long Distance SP ADR		1,246,450
	PORTUGAL:	0.81%
175,560	Jeronimo Martins, SGPS S/A		1,536,793
	SOUTH KOREA:	0.25%
33,900	Daishin Securities Co. Ltd.		466,197
	SPAIN:	4.70%
24,500	Bolsas Y Mercados Esp		953,535
1,700	Construcciones Auxiliar		865,274
111,791	Ebro Puleva SA		2,125,572
49,660	Prosegur, Compania De Seguridad		1,974,883
20,750	Red Electrica Corporacion SA		1,061,303
78,050	Viscofan SA		1,897,271
			8,877,838
	SWITZERLAND:	7.36%
108,150	Clariant		982,519
151,050	EFG International AG		2,713,952
8,250	Helevetia Holding AG		2,765,896
33,950	N AKT Bank Sarasin		1,409,677
22,187	Petroplus Holdings AG		558,736
21,119	Phonak Holding AG		2,126,142
1,860	Straumann Holding N SHS		480,679
122,274	Temenos Group AG		2,862,484
			13,900,085
	TAIWAN:	0.77%
339,420	Delta Electric Ind. Co. Ltd.		968,713
404,000	Far Eastone Telecom		476,084
			1,444,797

	Total Securities	99.18%	$ 187,188,318
	Cash and Cash Equivalents	0.82%	1,543,389
	TOTAL INVESTMENTS	100.00%	$ 188,731,707
ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

FAS 157 Footnote Disclosure:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,
Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Valuation Inputs:			Investment in Securities:
Level 1 - Quoted Prices			$ 187,188,318
Level 2 - Other Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs			-
Total:			$ 187,188,318